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[LOGO OF LINCOLN LIFE]

1300 South Clinton
Fort Wayne, IN 46802

Writer's Direct Dial: 219/ 455-4750
Telefax Number:       219/ 455-5135


May 7, 1997

VIA EDGAR
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Securities & Exchange Commission
Division of Insurance Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lincoln National Flexible Premium Variable Life Account D
     (File Nos. 33-417; 811-4592)

Dear Ladies and Gentlemen:

The form of Prospectus that would have been filed under paragraph (c) of Rule 497 of Regulation C under the Securities Act of 1933, does not differ from that contained in the most recent amendment to the registration statement, and the text of the most recent amended registration statement was filed electronically on April 23, 1997.

If you have any questions or comments concerning this filing, please contact me at the above-listed number.

Sincerely,

/s/ Janet L. Lindenberg

Janet L. Lindenberg
Paralegal





Lincoln National Life Insurance Co. is a part of Lincoln National Corp.